Issued but not yet Effective International Financial Reporting Standards	12 Months Ended
Dec. 31, 2020
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Issued but not yet Effective International Financial Reporting Standards
2.3	ISSUED BUT NOT YET EFFECTIVE INTERNATIONAL FINANCIAL REPORTING STANDARDS
The Group has not applied the following new and revised IFRSs, that have been issued but are not yet effective, in these financial statements.

Amendments to IFRS 3	Reference to the Conceptual Framework 2
Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16	Interest Rate Benchmark Reform—Phase 2 1
Amendments to IFRS 10 and IAS 28	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture 4
IFRS 17	Insurance Contracts 3
Amendments to IFRS 17	Insurance Contracts 3,5
Amendments to IAS 1	Classification of Liabilities as Current or Non-current 3
Amendments to IAS 1	Disclosure of Accounting Policies 3
Amendments to IAS 8	Definitions of Accounting Estimates 3
Amendments to IAS 16	Property, Plant and Equipment: Proceeds before Intended Use 2
Amendments to IAS 37	Onerous Contracts—Cost of Fulfilling a Contract 2
Annual Improvements to IFRS Standards 2018-2020	Amendments to IFRS 1, IFRS 9, Illustrative Examples accompanying IFRS 16, and IAS 41 2

1	Effective for annual periods beginning on or after January 1, 2021
2	Effective for annual periods beginning on or after January 1, 2022
3	Effective for annual periods beginning on or after January 1, 2023
4	No mandatory effective date yet determined but available for adoption
5
As a consequence of the amendments to IFRS 17 issued in June 2020, IFRS 4 was amended to extend the temporary exemption that permits insurers to apply IAS 39 rather than IFRS 9 for annual periods beginning before January 1, 2023

Further information about those IFRSs that are expected to be applicable to the Group is described below:
Amendments to IFRS 3 are intended to replace a reference to the previous Framework for the Preparation and Presentation of Financial Statements with a reference to the Conceptual Framework for Financial Reporting issued in March 2018 without significantly changing its requirements. The amendments also add to IFRS 3 an exception to its recognition principle for an entity to refer to the Conceptual Framework to determine what constitutes an asset or a liability. The exception specifies that, for liabilities and contingent liabilities that would be within the scope of IAS 37 or IFRIC 21 if they were incurred separately rather than assumed in a business combination, an entity applying IFRS 3 should refer to IAS 37 or IFRIC 21 respectively instead of the Conceptual Framework. Furthermore, the amendments clarify that contingent assets do not qualify for recognition at the acquisition date. The Group expects to adopt the amendments prospectively from January 1, 2022. Since the amendments apply prospectively to business combinations for which the acquisition date is on or after the date of first application, the Group will not be affected by these amendments on the date of transition.
Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 address issues not dealt with in the previous amendments which affect financial reporting when an existing interest rate benchmark is replaced with an alternative RFR. The Phase 2 amendments provide a practical expedient to allow the effective interest rate to be updated without adjusting the carrying amount when accounting for changes in the basis for determining the contractual cash flows of financial assets and liabilities, if the change is a direct consequence of the interest rate benchmark reform and the new basis for determining the contractual cash flows is economically equivalent to the previous basis immediately preceding the change. In addition, the amendments permit changes required by the interest rate benchmark reform to be made to hedge designations and hedge documentation without the hedging relationship being discontinued. Any gains or losses that could arise on transition are dealt with through the normal requirements of IFRS 9 to measure and recognize hedge ineffectiveness. The amendments also provide a temporary relief to entities from having to meet the separately identifiable requirement when an RFR is designated as a risk component. The relief allows an entity, upon designation of the hedge, to assume that the separately identifiable requirement is met, provided the entity reasonably expects the RFR risk component to become separately identifiable within the next 24 months. Furthermore, the amendments require an entity to disclose additional information to enable users of financial statements to understand the effect of interest rate benchmark reform on an entity’s financial instruments and risk management strategy. The amendments are effective for annual periods beginning on or after January 1, 2021 and shall be applied retrospectively, but entities are not required to restate the comparative information.
The Group had certain interest-bearing bank borrowings and lease liabilities denominated in USD, EUR and SGD based on London Interbank Offered Rate (“LIBOR”), Euro Interbank Offered Rate (“EURIBOR”) and Singapore Interbank Offered Rate (“SIBOR”) as at December 31, 2020. If those interest rates of these borrowings and lease liabilities are replaced by RFRs in a future period, the Group will apply this practical expedient upon the modification of these borrowings when the “economically equivalent” criterion is met and expects that no significant modification gain or loss will arise as a result of applying the amendments to these changes.

Amendments to IFRS 10 and IAS 28 address an inconsistency between the requirements in IFRS 10 and in IAS 28 in dealing with the sale or contribution of assets between an investor and its associate or joint venture. The amendments require a full recognition of a gain or loss when the sale or contribution of assets between an investor and its associate or joint venture constitutes a business. For a transaction involving assets that do not constitute a business, a gain or loss resulting from the transaction is recognized in the investor’s profit or loss only to the extent of the unrelated investor’s interest in that associate or joint venture. The amendments are to be applied prospectively. The previous mandatory effective date of amendments to IFRS 10 and IAS 28 was removed by the IASB in December 2015 and a new mandatory effective date will be determined after the completion of a broader review of accounting for associates and joint ventures. However, the amendments are available for adoption now.
Amendments to IAS 1 clarify the requirements for classifying liabilities as current or non-current.
The amendments specify that if an entity’s right to defer settlement of a liability is subject to the entity complying with specified conditions, the entity has a right to defer settlement of the liability at the end of the reporting period if it complies with those conditions at that date. Classification of a liability is unaffected by the likelihood that the entity will exercise its right to defer settlement of the liability. The amendments also clarify the situations that are considered a settlement of a liability. The amendments are effective for annual periods beginning on or after January 1, 2023 and shall be applied retrospectively. Earlier application is permitted. The amendments are not expected to have any significant impact on the Group’s financial statements.
Amendments to IAS 16 prohibit an entity from deducting from the cost of an item of property, plant and equipment any proceeds from selling items produced while bringing that asset to the location and condition necessary for it to be capable of operating in the manner intended by management. Instead, an entity recognizes the proceeds from selling any such items, and the cost of those items, in profit or loss. The amendments are effective for annual periods beginning on or after January 1, 2022 and shall be applied retrospectively only to items of property, plant and equipment made available for use on or after the beginning of the earliest period presented in the financial statements in which the entity first applies the amendments. Earlier application is permitted. The amendments are not expected to have any significant impact on the Group’s financial statements.
Amendments to IAS 37 clarify that for the purpose of assessing whether a contract is onerous under IAS 37, the cost of fulfilling the contract comprises the costs that relate directly to the contract. Costs that relate directly to a contract include both the incremental costs of fulfilling that contract (e.g., direct labor and materials) and an allocation of other costs that relate directly to fulfilling that contract (e.g., an allocation of the depreciation charge for an item of property, plant and equipment used in fulfilling the contract as well as contract management and supervision costs). General and administrative costs do not relate directly to a contract and are excluded unless they are explicitly chargeable to the counterparty under the contract. The amendments are effective for annual periods beginning on or after January 1, 2022 and shall be applied to contracts for which an entity has not yet fulfilled all its obligations at the beginning of the annual reporting period in which it first applies the amendments. Earlier application is permitted. Any cumulative effect of initially applying the amendments shall be recognized as an adjustment to the opening equity at the date of initial application without restating the comparative information. The amendments are not expected to have any significant impact on the Group’s financial statements.
Annual Improvements to IFRS Standards 2018-2020
sets out amendments to IFRS 1, IFRS 9, Illustrative Examples accompanying IFRS 16, and IAS 41. Details of the amendments that are expected to be applicable to the Group are as follows:

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IFRS 9 Financial Instruments: clarifies the fees that an entity includes when assessing whether the terms of a new or modified financial liability are substantially different from the terms of the original financial liability. These fees include only those paid or received between the borrower and the lender, including fees paid or received by either the borrower or lender on the other’s behalf. An entity applies the amendment to financial liabilities that are modified or exchanged on or after the beginning of the annual reporting period in which the entity first applies the amendment. The amendment is effective for annual periods beginning on or after January 1, 2022. Earlier application is permitted. The amendment is not expected to have a significant impact on the Group’s financial statements.

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IFRS 16 Leases: removes the illustration of payments from the lessor relating to leasehold improvements in Illustrative Example 13 accompanying IFRS 16. This removes potential confusion regarding the treatment of lease incentives when applying IFRS 16.